Intangible Assets, net - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 4,366,535	$ 4,244,906
Total Gross Carrying Amount	4,678,448	4,685,219
Amortization
Accumulated Amortization	1,804,417	1,349,586
Intangible assets, net
Net Book Value - Subject to amortization	2,562,118	2,895,320
Total Net Book Value	2,874,031	3,335,633
Trademarks
Intangible assets - Gross carrying amount
Not subject to amortization	311,913	440,313
Intangible assets, net
Not subject to amortization	311,913	440,313
Customer relationships
Intangible assets - Gross carrying amount
Gross Carrying Amount	2,590,225	2,587,202
Amortization
Accumulated Amortization	809,669	653,802
Intangible assets, net
Net Book Value - Subject to amortization	$ 1,780,556	$ 1,933,400
Weighted Average Life (years)	14 years 9 months 18 days	14 years 9 months 18 days
Computer software and game library
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 946,150	$ 213,840
Amortization
Accumulated Amortization	550,506	67,746
Intangible assets, net
Net Book Value - Subject to amortization	$ 395,644	$ 146,094
Weighted Average Life (years)	5 years 8 months 12 days	5 years 1 month 6 days
Trademarks
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 200,107	$ 15,051
Amortization
Accumulated Amortization	35,923	10,504
Intangible assets, net
Net Book Value - Subject to amortization	$ 164,184	$ 4,547
Weighted Average Life (years)	13 years 4 months 24 days	3 years
Developed technologies
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 234,420	$ 102,179
Amortization
Accumulated Amortization	128,200	14,971
Intangible assets, net
Net Book Value - Subject to amortization	$ 106,220	$ 87,208
Weighted Average Life (years)	5 years 4 months 24 days	6 years 7 months 6 days
Concessions and licenses
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 255,299	$ 946,983
Amortization
Accumulated Amortization	153,277	365,305
Intangible assets, net
Net Book Value - Subject to amortization	$ 102,022	$ 581,678
Weighted Average Life (years)	10 years 3 months 18 days	5 years 9 months 18 days
Networks
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 15,689	$ 119,400
Amortization
Accumulated Amortization	11,225	107,506
Intangible assets, net
Net Book Value - Subject to amortization	$ 4,464	$ 11,894
Weighted Average Life (years)	7 years	6 years 6 months
Sports and horse racing betting rights
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 115,991	$ 251,692
Amortization
Accumulated Amortization	112,060	126,732
Intangible assets, net
Net Book Value - Subject to amortization	$ 3,931	$ 124,960
Weighted Average Life (years)	6 years 6 months	10 years 4 months 24 days
Other
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 8,654	$ 8,559
Amortization
Accumulated Amortization	3,557	3,020
Intangible assets, net
Net Book Value - Subject to amortization	$ 5,097	$ 5,539
Weighted Average Life (years)	16 years 1 month 6 days	16 years 2 months 12 days